Cash And Cash Equivalents, Short-Contractual Obligation Fiscal Year Maturity Schedule TableTerm Bank Deposits And Marketable Securities - (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Fair value of marketable securities by contractual maturities	$ 3,019.0	$ 3,529.4
Amortized Cost of marketable securities by contractual maturities	3,020.5	3,478.4
Within One Year [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Fair value of marketable securities by contractual maturities	929.3	1,217.5
Amortized Cost of marketable securities by contractual maturities	925.8	1,211.8
After One Year Through Five Years [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Fair value of marketable securities by contractual maturities	2,089.7	2,311.9
Amortized Cost of marketable securities by contractual maturities	$ 2,094.7	$ 2,266.6